Fair value measurements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on fair value changes of investment	¥ 0		¥ 7,602		¥ 44,161
Impairment loss of investments	210,813		55,201		0
Credit impairment related to available-for-sale debt investments	14,987
Unrealized securities holding losses	(20,824)	$ (2,933)	85,997	[1]	¥ 0
Fair Value, Inputs, Level 3 [Member] | Impaired Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities without readily determinable fair value	¥ 65,936		¥ 82,140

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).